Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operation [Abstract]
Schedule of discontinued operation
	2021	2020
	USD thousands
Results of discontinued operation
Revenue	-	1,000
Expenses	642	373
Loss (profit) for the year	642	(627)

Loss (profit) for the year attributable to the owners of the Company:
From continuing operations	17,826	28,701
From discontinued operation	642	(627)

Loss (profit) per share – Discontinued operation
Basic & diluted loss (profit) per ADS – USD	0.04	(0.05)

Cash flows from discontinued operation
Net cash (used in) provide by operating activities	(374)	1,705